EQUIPMENT AND IMPROVEMENTS (Notes)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Equipment and Improvements
Note 8—Equipment and Improvements
Equipment and improvements consisted of the following:

		As of December 31,
	Estimated initial useful life	2015	2014
	(In years)	(In thousands)
Equipment and computer software	3-5	$5,513	$4,541
Leasehold improvements	11	2,468	2,455
Office furniture and fixtures	7	746	672
Equipment and improvements, gross		8,727	7,668
Less: accumulated depreciation (1)		(3,861)	(2,474)
Equipment and improvements, net		$4,866	$5,194

Explanatory Note:
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(1)	Depreciation expense related to equipment and improvements totaled $1.4 million and $1.3 million for the years ended December 31, 2015 and 2014, respectively.
During the years ended December 31, 2015 and 2014, additions to equipment and improvements totaled $1.1 million and $2.2 million, respectively.